Equity, net - Additional information (Details)						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 29, 2021	Dec. 02, 2021 USD ($) $ / shares	Apr. 29, 2021	Mar. 23, 2021 USD ($) $ / shares	Jan. 15, 2017	Dec. 31, 2017	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) S/ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) S/ / shares $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021 S/ / shares	Jun. 14, 2018 shares	Dec. 31, 2009 $ / shares	Jul. 11, 2003 $ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency								15.00%		5.00%
Increase in legal reserves								$ 76,000		$ 26,000		$ 53,000
Dividends declared to non controlling interest								6,160,000		$ 5,140,000		$ 6,500,000
Number of shares authorised | shares										350,056,012	350,056,012
Number of shares issued | shares										350,056,012	350,056,012
Additional paid-in capital								$ 218,450,000	$ 218,450,000	$ 218,450,000	$ 218,450,000
Dividends pershare | $ / shares							$ 0.73
Dividend Distribution							$ 20,067,000
Distribution of dividend treasury shares							$ 18,542,000
Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								10.00%
Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								20.00%
Common shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares									$ 28.05		$ 43.80
Par value per share | S/ / shares															S/ 10.00
Number of shares outstanding | shares								274,889,924	274,889,924
investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares									$ 16.00		$ 16.00
Par value per share | S/ / shares															S/ 10.00
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares issued | shares																63,922,565
Dividend Declared								$ 0		0
Applicable Dividend Distribution Tax Rate						6.80%								5.00%
Additional paid-in capital								$ (21,758,000)	$ (21,758,000)	$ (21,758,000)	$ (21,758,000)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Shareholders' equity, net [Line Items]
Par value per share | $ / shares																	$ 2.83	$ 0.54
Quoted price per equity share | $ / shares										$ 37.23	$ 37.23	$ 20.92
Number of shares outstanding | shares								350,056,012	350,056,012	350,056,012	350,056,012
Dividend Declared		$ 500,000,000		$ 200,000,000
Dividend Declared Per Share | $ / shares		$ 1.428343		$ 0.571337
Withholding Taxes Percentage	4.10%		4.10%
Other equity contributions								$ 11,700,000	$ 11,700,000	$ 11,500,000	$ 11,500,000	$ 10,100,000
Vesting period														25.00%
Granted vesting period													33.00%
Stock option expire period														10 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage										10.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage										20.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent					5.00%